BUSINESS TRANSACTIONS - MARA Project, Narrative (Details)			12 Months Ended		21 Months Ended
	Dec. 17, 2020 USD ($) km	Mar. 19, 2019	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 17, 2020 USD ($) km	Dec. 16, 2020 USD ($)	Mar. 07, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Number of kilometres | km	35				35
Cash acquired in Agua Rica Alumbrera integration transaction			$ 0	$ 222,500,000
MARA Project
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	100.00%
Carrying amount of ownership interest	$ 1,677,200,000				$ 1,677,200,000
Alumbrera
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	100.00%
Identifiable assets acquired (liabilities assumed)	$ 900,500,000				$ 900,500,000
Carrying amount of ownership interest							$ 0
Agua Rica
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		100.00%
Carrying amount of ownership interest						$ 889,300,000
Yamana | MARA Project
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	56.25%				43.75%
Carrying amount of ownership interest	$ 889,300,000				$ 889,300,000
Yamana | Alumbrera
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		12.50%
Identifiable assets acquired (liabilities assumed)	787,900,000				787,900,000
Yamana | Agua Rica
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		100.00%
Non-controlling interests | MARA Project
Disclosure of detailed information about business combination [line items]
Carrying amount of ownership interest	$ 787,900,000				$ 787,900,000